Summary of Significant Accounting Policies - Concentrations of Credit Risk (Details) - Customer concentration risk - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Trade accounts receivable | Major customers
Concentration of credit risk
Number of customers	4		4	2
Concentration risk	61.00%		59.00%	65.00%
Trade accounts receivable | Major customer, one
Concentration of credit risk
Concentration risk	22.00%		29.00%
Trade accounts receivable | Major customer, two
Concentration of credit risk
Concentration risk	16.00%		17.00%
Trade accounts receivable | Major customer, three
Concentration of credit risk
Concentration risk	12.00%	5.00%	8.00%
Trade accounts receivable | Major customer, four
Concentration of credit risk
Concentration risk	11.00%		5.00%
Revenue | Major customers
Concentration of credit risk
Number of customers	4	2	3	3
Concentration risk	60.00%	55.00%	48.00%	36.00%
Revenue | Major customer, one
Concentration of credit risk
Concentration risk	19.00%	43.00%	18.00%
Revenue | Major customer, two
Concentration of credit risk
Concentration risk	17.00%	12.00%	15.00%
Revenue | Major customer, three
Concentration of credit risk
Concentration risk	14.00%		15.00%
Revenue | Major customer, four
Concentration of credit risk
Concentration risk	10.00%